SUBSEQUENT EVENTS (Narrative) (Details) - $ / shares			12 Months Ended
	Feb. 10, 2022	Feb. 05, 2022	Jan. 31, 2022	Jan. 31, 2021
Subsequent Event [Line Items]
Number of options issued				4,055,000
Exercise price of stock option				$ 0.73
Expiration period of stock option			10 years
Subsequent Events [Member]
Subsequent Event [Line Items]
Number of options expired		460,000
Number of options issued	600,000
Exercise price of stock option	$ 0.7
Expiration period of stock option	2 years